Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	3,000,000	3,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Class A
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,161,161	1,300,000	1,300,000
Common Stock, Shares Issued	1,055,560	1,055,560	0
Common Stock, Shares Outstanding	1,055,560	1,055,560	0
Common Stock [Member]
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	11,000,000	28,700,000	28,700,000
Common Stock, Shares Issued	5,841,815	1,716,954	266,954
Common Stock, Shares Outstanding	5,841,815	1,716,954	266,954